Note 4 - Acquisitions (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combination, Acquisition Related Costs		$ 5,621	$ 5,151
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		(20,023)	16,366
Business Acquisition, Goodwill, Expected Tax Deductible Amount		63,397	160,831
Business Combination, Contingent Consideration, Liability		67,248
Contingent Consideration Paid		29,404	20,136
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		(20,023)	16,366
Business Combination, Contingent Consideration, Liability		$ 67,248	$ 63,478	$ 34,188
Acquisitions 2024 [Member]
Number of Businesses Acquired		8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		$ 19,524
Acquisitions 2024 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired		2
Acquisitions 2024 [Member] | FirstService Residential Segment [Member] | First Service Property Management Segment [Member]
Number of Businesses Acquired		2
Acquisitions 2024 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired		6
Acquisitions 2024 [Member] | FirstService Brands Segment [Member] | Fire Protection [Member]
Number of Businesses Acquired		2
Acquisitions 2024 [Member] | FirstService Brands Segment [Member] | Commercial Roofing [Member]
Number of Businesses Acquired		3
Acquisition 2023 [Member]
Number of Businesses Acquired			12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			$ 18,871
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 305,891
Acquisition 2023 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired			3
Acquisition 2023 [Member] | FirstService Residential Segment [Member] | First Service Property Management Segment [Member]
Number of Businesses Acquired			3
Acquisition 2023 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired			9
Acquisition 2023 [Member] | FirstService Brands Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired			2
Acquisition 2023 [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired			3
All Other Acquisitions [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			$ 5,507
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			71,121
All Other Acquisitions [Member] | Paid in Escrow [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other				$ 14,625
Roofing Corp of America [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			13,364
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]		234,770
Roofing Corp of America [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			212,890
Roofing Corp of America [Member] | Trademarks [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 21,880
Acquisitions 2024 and 2023 [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		$ 57,939
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 68,163

[1]	Intangible assets for Roofing Corp include $212,890 of customer relationships and $21,880 of trademarks.